iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .9%
CH Robinson Worldwide, Inc.
(a)
................ 184,592 $ 20,434,334
Expeditors International of Washington, Inc. ........ 420,715 44,700,969
65,135,303
a
Auto Components  —  0 .4%
Aptiv PLC
(b)
.............................. 128,675 13,496,721
a
Automobiles  —  2 .4%
Lucid Group, Inc.
(a) (b)
........................ 172,008 3,139,146
Rivian Automotive, Inc. , Class A
(a) (b)
.............. 111,933 3,839,302
Tesla, Inc.
(b)
.............................. 85,338 76,074,560
83,053,008
a
Banks  —  1 .8%
Huntington Bancshares, Inc. .................. 1,617,152 21,491,950
Regions Financial Corp. ..................... 1,230,799 26,068,323
SVB Financial Group
(b)
...................... 23,839 9,620,228
Truist Financial Corp. ....................... 115,868 5,847,858
63,028,359
a
Beverages  —  3 .1%
Coca-Cola Co. (The) ....................... 683,719 43,874,248
Keurig Dr Pepper, Inc. ...................... 201,132 7,791,854
PepsiCo, Inc. ............................ 318,788 55,775,148
107,441,250
a
Biotechnology  —  2 .2%
Amgen, Inc. ............................. 113,525 28,094,032
Biogen, Inc.
(b)
............................ 30,178 6,490,081
Gilead Sciences, Inc. ....................... 333,184 19,907,744
Vertex Pharmaceuticals, Inc.
(a) (b)
................ 78,269 21,947,410
76,439,267
a
Building Products  —  2 .6%
Carrier Global Corp. ........................ 137,136 5,558,122
Fortune Brands Home & Security, Inc. ............ 49,881 3,475,708
Johnson Controls International PLC ............. 840,219 45,296,206
Owens Corning ........................... 81,904 7,595,777
Trane Technologies PLC ..................... 197,561 29,039,492
90,965,305
a
Capital Markets  —  5 .7%
Bank of New York Mellon Corp. (The) ............ 419,452 18,229,384
BlackRock, Inc.
(c)
.......................... 72,967 48,828,058
CME Group, Inc. .......................... 20,198 4,029,097
FactSet Research Systems, Inc. ................ 16,224 6,971,128
Invesco Ltd. ............................. 322,254 5,716,786
Moody's Corp. ............................ 55,352 17,172,958
Morgan Stanley ........................... 410,540 34,608,522
Northern Trust Corp. ........................ 224,887 22,439,225
S&P Global, Inc. .......................... 57,203 21,561,527
State Street Corp. ......................... 180,050 12,790,752
T Rowe Price Group, Inc. .................... 53,252 6,575,024
198,922,461
a
Chemicals  —  2 .3%
Ecolab, Inc. ............................. 224,715 37,116,177
International Flavors & Fragrances, Inc. ........... 83,722 10,385,714
Linde PLC .............................. 63,313 19,120,526
Mosaic Co. (The) .......................... 214,280 11,283,985
PPG Industries, Inc. ........................ 27,019 3,493,286
81,399,688
a
Security Shares Value
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ........................ 795,393 $ 36,086,980
Motorola Solutions, Inc. ..................... 19,030 4,540,368
40,627,348
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ....................... 36,766 5,100,547
a
Consumer Finance  —  0 .9%
American Express Co. ...................... 203,957 31,413,457
a
Containers & Packaging  —  0 .6%
Amcor PLC .............................. 946,347 12,255,194
Ball Corp.
(a)
.............................. 110,703 8,127,814
20,383,008
a
Distributors  —  0 .3%
LKQ Corp. .............................. 172,116 9,438,841
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................. 482,567 22,289,770
a
Electric Utilities  —  0 .8%
Eversource Energy ........................ 315,362 27,821,236
a
Electrical Equipment  —  0 .1%
Plug Power, Inc.
(a) (b)
........................ 200,019 4,268,405
a
Electronic Equipment, Instruments & Components  —  0 .8%
Keysight Technologies, Inc.
(b)
.................. 74,707 12,147,358
Trimble, Inc.
(b)
............................ 176,718 12,269,531
Zebra Technologies Corp. , Class A
(b)
............. 12,329 4,409,960
28,826,849
a
Energy Equipment & Services  —  1 .5%
Baker Hughes Co. ......................... 578,569 14,863,438
Halliburton Co. ........................... 566,741 16,605,511
Schlumberger NV ......................... 585,679 21,687,693
53,156,642
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ........................ 70,240 9,217,595
Walt Disney Co. (The)
(b)
..................... 211,669 22,458,081
Warner Bros Discovery, Inc.
(b)
................. 189,402 2,841,030
34,516,706
a
Equity Real Estate Investment Trusts (REITs)  —  3 .2%
American Tower Corp. ...................... 86,096 23,317,380
Crown Castle, Inc. ......................... 23,387 4,225,096
Equinix, Inc. ............................. 30,214 21,262,800
Healthpeak Properties, Inc. ................... 584,472 16,148,961
Iron Mountain, Inc.
(a)
........................ 88,775 4,304,700
Prologis, Inc. ............................. 151,246 20,049,170
Ventas, Inc. ............................. 111,731 6,008,893
Welltower, Inc. ............................ 202,342 17,470,208
112,787,208
a
Food & Staples Retailing  —  0 .2%
Kroger Co. (The) .......................... 170,138 7,901,209
a
Food Products  —  3 .9%
Bunge Ltd. .............................. 242,888 22,425,849
General Mills, Inc. ......................... 511,966 38,289,937
Kellogg Co. .............................. 782,404 57,835,304
McCormick & Co., Inc. , NVS
(a)
................. 224,730 19,630,165
138,181,255
a

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Gas Utilities  —  0 .1%
UGI Corp. ............................... 121,276 $ 5,234,272
a
Health Care Equipment & Supplies  —  2 .5%
Dexcom, Inc.
(a) (b)
.......................... 80,691 6,623,117
Edwards Lifesciences Corp.
(b)
................. 221,655 22,285,194
Hologic, Inc.
(b)
............................ 114,903 8,201,776
IDEXX Laboratories, Inc.
(b)
.................... 40,422 16,135,654
Insulet Corp.
(a) (b)
........................... 54,299 13,455,292
ResMed, Inc. ............................ 33,186 7,981,897
STERIS PLC ............................. 64,152 14,475,899
89,158,829
a
Health Care Providers & Services  —  1 .3%
DaVita, Inc.
(a) (b)
........................... 57,046 4,800,991
HCA Healthcare, Inc. ....................... 63,105 13,404,764
Humana, Inc. ............................ 14,311 6,897,902
Laboratory Corp. of America Holdings ............ 15,825 4,149,157
Quest Diagnostics, Inc. ...................... 120,742 16,489,735
45,742,549
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a) (b)
...................... 100,706 3,711,016
a
Hotels, Restaurants & Leisure  —  0 .5%
Hilton Worldwide Holdings, Inc. ................ 71,828 9,199,012
Vail Resorts, Inc. .......................... 39,881 9,456,982
18,655,994
a
Household Products  —  2 .0%
Clorox Co. (The) .......................... 43,952 6,234,152
Colgate-Palmolive Co. ...................... 295,616 23,276,804
Kimberly-Clark Corp. ....................... 158,323 20,865,388
Procter & Gamble Co. (The) .................. 149,226 20,728,983
71,105,327
a
Industrial Conglomerates  —  1 .3%
3M Co. ................................. 325,847 46,674,324
a
Insurance  —  2 .6%
American International Group, Inc. .............. 119,139 6,167,826
Marsh & McLennan Companies, Inc. ............. 260,814 42,763,063
Prudential Financial, Inc. ..................... 302,637 30,260,674
Travelers Companies, Inc. (The) ................ 84,326 13,382,536
92,574,099
a
Interactive Media & Services  —  3 .9%
Alphabet, Inc. , Class A
(b)
..................... 658,662 76,615,564
Alphabet, Inc. , Class C , NVS
(b)
................. 365,042 42,578,499
Meta Platforms, Inc. , Class A
(b)
................. 47,394 7,540,385
Snap, Inc. , Class A , NVS
(b)
................... 142,858 1,411,437
ZoomInfo Technologies, Inc.
(a) (b)
................ 244,475 9,263,158
137,409,043
a
Internet & Direct Marketing Retail  —  0 .2%
eBay, Inc. ............................... 74,290 3,612,723
MercadoLibre, Inc.
(a) (b)
....................... 5,758 4,685,342
8,298,065
a
IT Services  —  5 .9%
Accenture PLC , Class A ..................... 124,983 38,277,293
Automatic Data Processing, Inc.
(a)
............... 210,797 50,827,373
Block, Inc., Class A
(a) (b)
...................... 49,452 3,761,319
Fidelity National Information Services, Inc. ......... 44,260 4,521,602
International Business Machines Corp. ........... 175,074 22,897,928
Mastercard, Inc. , Class A ..................... 89,153 31,541,440
Okta, Inc., Class A
(a) (b)
....................... 42,319 4,166,305
PayPal Holdings, Inc.
(b)
...................... 117,839 10,196,609
Security Shares Value
a
IT Services (continued)
Snowflake, Inc. , Class A
(a) (b)
................... 22,583 $ 3,385,417
Twilio, Inc. , Class A
(b)
....................... 52,552 4,456,410
Visa, Inc. , Class A
(a)
........................ 154,498 32,770,571
206,802,267
a
Leisure Products  —  0 .6%
Hasbro, Inc. ............................. 274,189 21,584,158
a
Life Sciences Tools & Services  —  4 .1%
Agilent Technologies, Inc. .................... 282,755 37,917,446
Illumina, Inc.
(b)
............................ 21,698 4,701,523
Mettler-Toledo International, Inc.
(b)
.............. 14,928 20,148,769
Waters Corp.
(b)
........................... 111,146 40,460,478
West Pharmaceutical Services, Inc. ............. 115,980 39,846,089
143,074,305
a
Machinery  —  2 .1%
Caterpillar, Inc. ........................... 76,836 15,232,737
Cummins, Inc. ............................ 63,295 14,007,816
Deere & Co. ............................. 23,932 8,212,984
Xylem, Inc. .............................. 405,667 37,333,534
74,787,071
a
Media  —  0 .5%
Cable One, Inc. ........................... 6,932 9,543,146
Interpublic Group of Companies, Inc. (The) ........ 220,875 6,597,536
16,140,682
a
Metals & Mining  —  0 .2%
Newmont Corp. ........................... 180,540 8,174,851
a
Multiline Retail  —  0 .4%
Target Corp. ............................. 84,737 13,844,331
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. .................... 75,426 7,487,539
Sempra Energy ........................... 41,881 6,943,870
14,431,409
a
Oil, Gas & Consumable Fuels  —  1 .9%
Cheniere Energy, Inc. ....................... 137,621 20,585,349
ONEOK, Inc. ............................. 530,245 31,676,836
Valero Energy Corp. ........................ 147,149 16,299,695
68,561,880
a
Pharmaceuticals  —  1 .7%
Eli Lilly & Co. ............................ 34,341 11,321,884
Merck & Co., Inc. .......................... 167,202 14,937,827
Zoetis, Inc. .............................. 178,299 32,548,482
58,808,193
a
Professional Services  —  0 .1%
Robert Half International, Inc. .................. 57,227 4,528,945
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(b)
.................. 270,875 23,192,318
a
Road & Rail  —  0 .1%
Norfolk Southern Corp. ...................... 17,080 4,289,984
a
Semiconductors & Semiconductor Equipment  —  6 .1%
Advanced Micro Devices, Inc.
(a) (b)
............... 50,726 4,792,085
Applied Materials, Inc. ...................... 304,829 32,305,778
Intel Corp. .............................. 604,830 21,961,377
Lam Research Corp. ....................... 28,533 14,281,052
Marvell Technology, Inc.
(a)
.................... 61,058 3,399,710
NVIDIA Corp. ............................ 345,576 62,766,969

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV .................... 60,705 $ 11,162,435
ON Semiconductor Corp.
(b)
................... 113,789 7,598,829
Texas Instruments, Inc. ...................... 308,320 55,155,365
213,423,600
a
Software  —  11 .0%
Adobe, Inc.
(b)
............................. 121,614 49,876,334
ANSYS, Inc.
(b)
............................ 33,517 9,350,908
Autodesk, Inc.
(b)
........................... 79,454 17,187,489
Cadence Design Systems, Inc.
(b)
............... 125,039 23,267,257
HubSpot, Inc.
(b)
........................... 13,144 4,048,352
Intuit, Inc. ............................... 67,732 30,897,306
Microsoft Corp. ........................... 656,149 184,207,270
Salesforce, Inc.
(b)
.......................... 177,350 32,635,947
ServiceNow, Inc.
(b)
......................... 42,728 19,084,888
Splunk, Inc.
(b)
............................ 39,782 4,133,748
VMware, Inc. , Class A ....................... 37,219 4,324,848
Workday, Inc. , Class A
(b)
..................... 38,727 6,006,558
385,020,905
a
Specialty Retail  —  3 .4%
Best Buy Co., Inc. ......................... 320,979 24,712,173
Home Depot, Inc. (The) ..................... 217,328 65,402,688
Lowe's Companies, Inc. ..................... 133,680 25,603,731
Tractor Supply Co. ......................... 24,488 4,688,962
120,407,554
a
Technology Hardware, Storage & Peripherals  —  6 .4%
Apple, Inc. .............................. 1,209,298 196,523,018
Hewlett Packard Enterprise Co. ................ 1,285,140 18,300,394
HP, Inc. ................................ 271,136 9,053,231
223,876,643
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Lululemon Athletica, Inc.
(b)
.................... 12,228 $ 3,796,917
Nike, Inc. , Class B ......................... 74,948 8,613,024
VF Corp. ............................... 182,915 8,172,642
20,582,583
a
Trading Companies & Distributors  —  1 .4%
WW Grainger, Inc. ......................... 87,486 47,551,266
a
Total Common Stocks — 99.7%
(Cost: $ 3,492,267,665 ) ............................... 3,504,240,306
Total Long-Term Investments — 99.7%
(Cost: $ 3,492,267,665 ) ............................... 3,504,240,306
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 51,122,529 51,122,529
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 7,025,962 7,025,962
a
Total Short-Term Securities — 1.7%
(Cost: $ 58,136,236 ) ................................. 58,148,491
Total Investments — 101.4%
(Cost: $ 3,550,403,901 ) ............................... 3,562,388,797
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (47,784,824)
Net Assets — 100.0% ................................. $ 3,514,603,973
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,194,811  $ 36,925,252
(a)
$ —  $ (3,917) $ 6,383  $ 51,122,529  51,122,529  $ 82,441
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,900,000  —  (1,874,038)
(a)
—  —  7,025,962  7,025,962  12,316  —
BlackRock, Inc. .. 47,282,029  1,027,705  (2,665,065) 683,480  2,499,909  48,828,058  72,967  365,776  —
$ 679,563  $ 2,506,292
$ 106,976,549
$ 460,533  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
MSCI USA ESG Select ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 49 09/16/22 $ 10,127 $ 465,629
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,504,240,306  $ —  $ —  $ 3,504,240,306
Short-Term Securities
Money Market Funds ...................................... 58,148,491  —  —  58,148,491
$ 3,562,388,797  $ —  $ —  $ 3,562,388,797
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 465,629  $ —  $ —  $ 465,629
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares